SUPPLEMENT DATED JUNE 22, 2026

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2026

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2026 (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes in this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ORGANIZATION AND MANAGEMENT OF THE TRUST

The second sentence of the first paragraph is deleted and replaced with the following:

The Trust comprises all funds in the Fund Complex, and consists of 60 funds as of May 1, 2026.

In the Management Information section, the Section I. Interested Persons table is deleted and replaced with the following:

Name and Age	Position(s) with the Trust and Length of Time Served	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen

Howard T. Hirakawa Year of birth 1962	President since 6/17/26	Senior Vice President (4/14 to present) of Pacific Life Fund Advisors LLC; Senior Vice President (12/14 to 4/23) of Pacific Funds Series Trust; Senior Vice President (12/14 to 6/26) of Pacific Select Fund.	60
Audrey L. Cheng Year of birth 1975	Vice President and General Counsel since 4/01/23 and Assistant Secretary since 1/01/20	Vice President (4/23 to present) and Assistant Vice President (9/11 to 3/23) of Pacific Life; Vice President (4/23 to present), Fund Advisor General Counsel (4/23 to present), and Assistant Secretary (4/23 to present) of Pacific Life Fund Advisors, LLC; Vice President (12/13 to 4/23), General Counsel (4/23 to 4/23), and Assistant Secretary (1/20 to 4/23) of Pacific Funds Series Trust; Assistant Vice President (12/13 to 3/23) of Pacific Select Fund.	60
Laurene E. MacElwee Year of birth 1966	Vice President since 12/13/11, Assistant Secretary since 4/04/05 and Chief Compliance Officer since 11/01/2025	Chief Compliance Officer (7/22 to present), Vice President (4/11 to present) and Assistant Secretary (5/07 to present) of Pacific Life Fund Advisors LLC; Chief Compliance Officer (7/22 to present) of Pacific Life Registered Separate Accounts; Vice President (4/11 to present) of Pacific Life; Vice President (4/05 to 4/23) and Assistant Secretary (6/01 to 4/23) of Pacific Funds Series Trust.	60
Carleton J. Muench Year of birth 1973	Vice President since 12/10/14	Vice President (4/14 to present) of Pacific Life Fund Advisors LLC; Vice President (11/06 to 4/23) of Pacific Funds Series Trust.	60

Name and Age	Position(s) with the Trust and Length of Time Served	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen

Starla C. Yamauchi Year of birth 1970	Vice President since 4/01/24 and Secretary since 1/04/23

Vice President (4/24 to present), Assistant Vice President (11/21 to 3/24), Secretary (1/23 to present), and Assistant Secretary (8/15 to 1/23) of Pacific Life; Vice President (4/24 to present), Assistant Vice President (11/21 to 3/24), Secretary (1/23 to present), and Assistant Secretary (5/16 to 1/23) of Pacific LifeCorp; Vice President (4/24 to present), Assistant Vice President (5/22 to 3/24), Secretary (1/23 to present), and Assistant Secretary (5/16 to 1/23) of Pacific Mutual Holding Company; Vice President (4/24 to present), Assistant Vice President (1/23 to 3/24), Secretary (1/23 to present), and Assistant Secretary (5/19 to 1/23) of Pacific Select Distributors, LLC; Secretary (1/23 to 4/23) and Vice President (1/23 to 4/23) of Pacific Funds Series Trust; Assistant Vice President (1/23 to 3/24) of Pacific Select Fund.

			60
Kevin W. Steiner Year of birth 1975	Vice President since 4/01/24	Vice President (4/24 to present), Assistant Vice President (4/12 to 3/24) of Pacific Life Fund Advisors LLC; Vice President (1/13 to 4/23) of Pacific Funds Series Trust; Assistant Vice President (1/13 to 3/24) of Pacific Select Fund.	60
Trevor T. Smith Year of birth 1975	Vice President since 6/18/25 and Treasurer since 4/01/18	Vice President (4/25 to present) and Assistant Vice President (1/17 to 3/25) of Pacific Life; Principal Financial Officer (3/23 to present) and Principal Operations Officer (3/23 to present) of Pacific Select Distributors, LLC; and Vice President (3/16 to 4/23) and Treasurer (4/18 to 4/23) of Pacific Funds Series Trust; Assistant Vice President (3/16 to 6/24) of Pacific Select Fund.	60
Bonnie J. Boyle Year of birth 1974	Assistant Vice President and Assistant Treasurer since 1/01/20	Director (6/17 to present) of Pacific Life; Vice President and Assistant Treasurer (1/20 to 4/23) of Pacific Funds Series Trust.	60
Mark Karpe Year of birth 1968	Assistant Vice President and Assistant Secretary since 4/01/23	Assistant Vice President and Managing Assistant General Counsel (4/15 to present) of Pacific Life; Vice President and Assistant Secretary (4/23 to 4/23) of Pacific Funds Series Trust.	60